Exhibit 99.1

World Omni Auto Receivables Trust 2021-A

Monthly Servicer Certificate

October 31, 2023

Dates Covered
Collections Period	10/01/23 - 10/31/23
Interest Accrual Period	10/16/23 - 11/14/23
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/23	295,103,625.75	20,853
Yield Supplement Overcollateralization Amount 09/30/23	7,966,167.29	0
Receivables Balance 09/30/23	303,069,793.04	20,853
Principal Payments	13,896,989.02	331
Defaulted Receivables	189,610.82	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/23	7,343,815.43	0
Pool Balance at 10/31/23	281,639,377.77	20,514

Pool Statistics	$ Amount	# of Accounts
Pool Factor	24.97%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	4,911,299.57	261
Past Due 61-90 days	1,210,027.16	63
Past Due 91-120 days	284,029.15	15
Past Due 121+ days	0.00	0
Total	6,405,355.88	339

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.22%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.52%
Delinquency Trigger Occurred	NO

Recoveries	125,513.31
Aggregate Net Losses/(Gains) - October 2023	64,097.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.25%
Prior Net Losses/(Gains) Ratio	0.11%
Second Prior Net Losses/(Gains) Ratio	0.16%
Third Prior Net Losses/(Gains) Ratio	0.01%
Four Month Average	0.13%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	5,504,632.16
Actual Overcollateralization	5,504,632.16
Weighted Average Contract Rate	3.57%
Weighted Average Contract Rate, Yield Adjusted	5.75%
Weighted Average Remaining Term	31.31

Flow of Funds	$ Amount
Collections	14,922,594.86
Investment Earnings on Cash Accounts	26,723.50
Servicing Fee	(252,558.16)
Transfer to Collection Account	0.00
Available Funds	14,696,760.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	75,015.25
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	7,959,615.82
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,504,632.16
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,127,628.64

Total Distributions of Available Funds	14,696,760.20

Servicing Fee	252,558.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 10/16/23	289,598,993.59
Principal Paid	13,464,247.98
Note Balance @ 11/15/23	276,134,745.61

Class A-1
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-2
Note Balance @ 10/16/23	0.00
Principal Paid	0.00
Note Balance @ 11/15/23	0.00
Note Factor @ 11/15/23	0.0000000%

Class A-3
Note Balance @ 10/16/23	140,028,993.59
Principal Paid	13,464,247.98
Note Balance @ 11/15/23	126,564,745.61
Note Factor @ 11/15/23	32.4026486%

Class A-4
Note Balance @ 10/16/23	100,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	100,020,000.00
Note Factor @ 11/15/23	100.0000000%

Class B
Note Balance @ 10/16/23	33,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	33,030,000.00
Note Factor @ 11/15/23	100.0000000%

Class C
Note Balance @ 10/16/23	16,520,000.00
Principal Paid	0.00
Note Balance @ 11/15/23	16,520,000.00
Note Factor @ 11/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	104,883.58
Total Principal Paid	13,464,247.98
Total Paid	13,569,131.56

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.30000%
Interest Paid	35,007.25
Principal Paid	13,464,247.98
Total Paid to A-3 Holders	13,499,255.23

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0955076
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.2606227
Total Distribution Amount	12.3561303

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0896243
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.4706810
Total A-3 Distribution Amount	34.5603053

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	591.17
Noteholders' Principal Distributable Amount	408.83

Account Balances	$ Amount
Reserve Account
Balance as of 10/16/23	5,504,632.16
Investment Earnings	24,582.35
Investment Earnings Paid	(24,582.35)
Deposit/(Withdrawal)	-
Balance as of 11/15/23	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,643,889.84	$1,933,879.05	$1,826,952.96
Number of Extensions	88	96	97
Ratio of extensions to Beginning of Period Receivables Balance	0.54%	0.61%	0.55%